Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
ZACC
Business Combination
Schedule of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date

Thousands of Yen
Fair value of assets/liabilities
Cash	¥81,802
Accounts receivable-other	49,573
Inventories	5,408
Prepaid expenses and other current assets	2,234
Property and equipment	39,232
Other intangible assets	240,000
Right-of-use asset-operating lease	202,196
Other assets	68,497
Total assets acquired	688,942
Accounts payable	(6,041)
Accrued expenses and other current liabilities	(42,168)
Mandatorily redeemable noncontrolling interests in ZACC	(148,000)
Lease liability	(201,076)
Borrowings	(249,263)
Asset retirement obligation	(14,147)
Deferred tax liability	(73,488)
Total liabilities assumed	(734,183)
Net liabilities assumed	(45,241)
Fair value of the consideration transferred	122,000
Goodwill	¥167,241

SAWAN CO. LTD. ("SAWAN")
Business Combination
Schedule of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date

Thousands of Yen
Fair value of assets/liabilities
Cash	¥7,824
Accounts receivable-other	18,228
Inventories	3,391
Prepaid expenses and other current assets	16,643
Property and equipment	70,497
Other intangible assets	100,000
Right-of-use asset-operating lease	168,242
Other long-term assets	57,259
Total assets acquired	442,084
Accounts payable	(99,405)
Accrued expenses	(16,271)
Advances received	(60,651)
Lease liability	(165,560)
Asset retirement obligation	(25,060)
Deferred tax liabilities	(30,620)
Other liabilities	(14,701)
Total liabilities assumed	(412,268)
Net assets acquired	29,816
Fair value of the consideration transferred	140,697
Goodwill	¥110,881

Relaxation Salons
Business Combination
Schedule of estimated fair values of the assets acquired and liabilities assumed

	2021		2020
Property and equipment		¥36,299		¥51,005
Other intangible assets		15,000		12,690
Total assets acquired		51,299		63,695
Asset retirement obligation		(33,876)		(49,217)
Total liabilities assumed		(33,876)		(49,217)
Net assets acquired		17,423		14,478
Fair value of the consideration transferred		202,686		86,916
Goodwill		185,263		72,438
Gain from bargain purchases	¥	―	¥	―